CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Company Tables Abstract
Schedule of non-consolidated basis

CONDENSED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2017	2018	2018
	CNY	CNY	US$

ASSETS
NON-CURRENT ASSETS
Investments in subsidiaries	—	—	—

CURRENT ASSETS
Amounts due from subsidiaries	9,266	13,925	2,025
Cash and cash equivalents	13,912	4,122	599
Other receivables (Note 6(a))	9,377	—	—

TOTAL CURRENT ASSETS	32,555	18,047	2,624

TOTAL ASSETS	32,555	18,047	2,624

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Other payables and accrued liabilities	2,350	943	137
Due to the Shareholder	11,573	6,973	1,014
Due to a related party	10,028	—	—

TOTAL CURRENT LIABILITIES	23,951	7,916	1,151

TOTAL LIABILITIES	23,951	7,916	1,151

EQUITY
Issued capital	290,179	290,179	42,186
Other capital reserves	823,581	823,581	119,733
Accumulated losses	(1,087,839)	(1,091,633)	(158,702)
Other comprehensive loss	(17,317)	(11,996)	(1,744)

TOTAL EQUITY	8,604	10,131	1,473

TOTAL LIABILITIES AND EQUITY	32,555	18,047	2,624

Schedule of profit or loss

CONDENSED STATEMENTS OF PROFIT OR LOSS

	December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Administrative expenses	(3,216)	(5,055)	(3,794)	(552)
Gain on disposal of a subsidiary	—	7,114	—	—
Profit/(loss) before income tax	(3,216)	2,059	(3,794)	(552)
Profit/(loss) for the year	(3,216)	2,059	(3,794)	(552)

Schedule of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(2,796)	(3,647)	(5,200)	(756)
Net cash flows from investing activities	—	7,808	10,243	1,489
Net cash flows used in financing activities	(276)	—	(15,811)	(2,299)
NET INCREASE/(DECREASE) IN CASH	(3,072)	4,161	(10,768)	(1,566)
CASH AT BEGINNING OF THE YEAR	13,062	10,678	13,912	2,023
Net foreign exchange difference	688	(927)	978	142
CASH AT END OF THE YEAR	10,678	13,912	4,122	599